UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number             811-21122

Torchlight Value Fund Master, LLC

(Exact name of registrant as specified in charter)

475 Fifth Avenue
New York, NY 10017

(Address of principal executive offices) (Zip code)

Daniel Heflin
Torchlight Value Fund Master, LLC
475 Fifth Avenue
New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code:     1-212-883-2800

Date of fiscal year end: October 31, 2015

Date of reporting period: April 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report(s) to Shareholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) is attached hereto.

TORCHLIGHT INVESTORS

TORCHLIGHT VALUE FUND MASTER, LLC

SEMI-ANNUAL REPORT

APRIL 30, 2015 (UNAUDITED)

SEMI-ANNUAL REPORT 2015 I TORCHLIGHT VALUE FUND MASTER, LLC

Table of Contents

Fund Overview	2
Portfolio Highlights	3

TORCHLIGHT VALUE FUND MASTER, LLC
Financial Highlights	4
Portfolio Holdings	5
Summary Of Ratings	8
Financial Statements	9
Notes To Financial Statements	13
Consideration Of Investment Advisory Agreements	20
Fund Expenses	21

OFFICERS AND DIRECTORS	22

CONTACT INFORMATION	24
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SEMI-ANNUAL REPORT 2015 I TORCHLIGHT VALUE FUND MASTER, LLC

FUND OVERVIEW (unaudited)

THE INVESTMENT ADVISER

Torchlight Investors is an SEC registered investment advisor with $4.5 billion under management. Torchlight has been managing commercial real estate related debt investments for its institutional clients since 1995. Operating out of its headquarters in New York, Torchlight has a senior management team that averages 25 years of experience.

FUND OBJECTIVE

Torchlight Value Fund Master, LLC (the “Master Fund”) seeks to generate high current income by selecting investments based on fundamental analysis and relative value.

INVESTMENT STRATEGY

The Master Fund’s investment approach identifies investments with potential for capital appreciation based on credit upgrades and other factors. The portfolio is actively managed to enhance return and to mitigate downside risk.

PORTFOLIO OVERVIEW

TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2015[1] (unaudited)
Net Asset Value	$ 256.8 MM
Portfolio Positions	130
Nominal IRR[2]	7.6%
Average Rating	BBB-
Spread to U.S. Treasury	496 bps
Weighted Average Life	5.3 years
Average Modified Duration	4.0 years
Portfolio Distribution[3]
CMBS	97.8%
Other	2.2%

(1)	With the exception of Net Asset Value, the portfolio overview above excludes cash.
(2)	In the nominal scenario, using 12 months to recovery, a 25% principal loss is assumed on all loans (30+) delinquent or Performing Specially Serviced.
(3)	Includes Treasuries and money market funds. Portfolio Distribution is based on market value. Market values are based on information from one or more of the following sources: quotations from dealers, third party pricing services and market transactions of comparable securities. These may differ from the value that would have been used had a broader market for the securities existed and the differences could be material.
2

SEMI-ANNUAL REPORT 2015 I TORCHLIGHT VALUE FUND MASTER, LLC

PORTFOLIO HIGHLIGHTS (unaudited)

TORCHLIGHT VALUE FUND MASTER, LLC

(As of April 30, 2015)

PORTFOLIO DISTRIBUTION(1)

Portfolio Distribution by Rating(2)	Non-Super Senior and Non-IO CMBS Portfolio Distribution by Vintage

COLLATERAL DISTRIBUTION(1)

CMBS Distribution by Property Type	CMBS Distribution by State

(1)	Based on market value. Market values are based on information from one or more of the following sources: quotations from dealers, third party pricing services and market transactions of comparable securities. These may differ from the value that would have been used had a broader market for the securities existed and the differences could be material.
(2)	Rating groups include “+” and “-”. Split rated bonds shown are the lowest rating.
(3)	Other includes collateral distributions of less than 3% of the outstanding principal balance.

Source: Torchlight Investors and Trepp, LLC
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SEMI-ANNUAL REPORT 2015 I TORCHLIGHT VALUE FUND MASTER, LLC

FINANCIAL HIGHLIGHTS

TORCHLIGHT VALUE FUND MASTER, LLC

For the Six Months Ended April 30, 2015

	For the Six Months Ended April 30, 2015 (unaudited)	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Total Investment Return(1)	5.36%	10.61%	9.36%	22.21%	8.15%	40.03%
Ratios and Supplemental Data
Members’ Capital, End of Period (in Thousands)	$256,756	$244,803	$356,676	$407,790	$374,187	$341,608
Ratio of Expenses to Average Members’ Capital	0.20%	0.27%	0.12%	0.15%	0.13%	0.15%
Ratio of Net Investment Income to Average Members’ Capital	8.90%	7.46%	9.09%	8.66%	7.36%	10.93%
Portfolio Turnover Rate	13%	45%	29%	7%	36%	37%

(1)	Total investment return is based on net increase (decrease) in the Master Fund’s members’ capital resulting from operations and reflects the effects of changes in the Master Fund’s members’ capital adjusted for contributions and withdrawals on the performance of the Master Fund during the period.

See Notes to Financial Statements.

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SEMI-ANNUAL REPORT 2015 I TORCHLIGHT VALUE FUND MASTER, LLC

PORTFOLIO HOLDINGS (unaudited)

TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2015

PORTFOLIO HOLDING			Principal Amount	Value (a)
COMMERCIAL MORTGAGE-BACKED SECURITIES (97.76%)
Banc of America Commercial Mortgage Trust	0.181% due 09/10/2045	(b)	864,029,357	1,080,037	(c),(d),(e)
Banc of America Commercial Mortgage Trust	0.621% due 09/10/2047	(b)	58,686,525	444,844	(d),(e)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	7.000% due 09/15/2032	(b)	1,305,266	1,281,288	(c)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	0.344% due 02/10/2051	(b)	157,041,364	1,262,613	(d),(e)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	0.846% due 11/10/2038	(b)	7,511,082	29,594	(d),(e)
Bank of America-First Union National Bank Commercial Mortgage, Inc.	6.250% due 04/11/2037	(b)	835,708	831,229	(c)
Bear Stearns Commercial Mortgage Securities Trust	0.091% due 06/11/2050	(b)	223,203,271	1,383,860	(d),(e)
CFCRE Commercial Mortgage Trust	5.568% due 12/15/2047	(b)	2,884,000	3,208,883	(e)
Citigroup Commercial Mortgage Trust	1.236% due 10/10/2047		30,524,109	1,546,657	(c),(d),(e)
Citigroup/Deutsche Bank Commercial Mortgage Trust	5.366% due 12/11/2049		3,000,000	3,128,460	(e)
Citigroup/Deutsche Bank Commercial Mortgage Trust	0.509% due 10/15/2048	(b)	104,667,628	1,110,524	(d),(e)
Citigroup/Deutsche Bank Commercial Mortgage Trust	0.170% due 11/15/2044	(b)	152,634,014	662,432	(d),(e)
Citigroup/Deutsche Bank Commercial Mortgage Trust	0.868% due 12/11/2049	(b)	40,500,000	443,070	(d),(e)
Commercial Mortgage Pass-Through Certificates	3.644% due 12/10/2047		5,000,000	5,300,850
Commercial Mortgage Pass-Through Certificates	0.703% due 02/10/2047	(b)	90,697,704	4,530,350	(c),(d),(e)
Commercial Mortgage Pass-Through Certificates	3.796% due 08/10/2047		4,014,000	4,308,467
Commercial Mortgage Pass-Through Certificates	4.074% due 02/10/2047		3,750,000	4,115,287	(e)
Commercial Mortgage Pass-Through Certificates	3.350% due 02/10/2048		2,960,000	3,059,811
Commercial Mortgage Pass-Through Certificates	4.766% due 02/10/2047	(b)	3,000,000	3,000,120	(e)
Commercial Mortgage Pass-Through Certificates	1.438% due 11/10/2047	(b)	13,304,000	1,285,832	(c),(d)
Commercial Mortgage Pass-Through Certificates	2.278% due 07/10/2046	(b)	21,237,655	898,140	(c),(d),(e)
Credit Suisse Mortgage Capital Certificates	5.949% due 09/15/2039	(b)	11,682,954	887,318	(c),(e),(f)
Credit Suisse Mortgage Capital Certificates	0.064% due 01/15/2049	(b)	245,909,157	528,705	(d),(e)
CS First Boston Mortgage Securities Corp.	6.294% due 12/15/2035	(b)	1,954,990	1,967,854
CS First Boston Mortgage Securities Corp.	4.231% due 05/15/2038	(b)	2,000,000	1,902,380	(e)
CS First Boston Mortgage Securities Corp.	5.575% due 05/15/2036		1,677,732	1,688,134	(e)
CS First Boston Mortgage Securities Corp.	4.947% due 12/15/2040	(b)	12,523,000	313,075	(c),(e),(f)
CS First Boston Mortgage Securities Corp.	0.920% due 12/15/2035	(b)	3,829,097	32,930	(d),(e)
DBUBS Mortgage Trust	3.750% due 08/10/2044	(b)	5,000,000	4,534,500	(e)
DBUBS Mortgage Trust	5.557% due 11/10/2046	(b)	3,500,000	3,889,995	(e)
DBUBS Mortgage Trust	5.424% due 08/10/2044	(b)	2,500,000	2,684,400	(e)
DBUBS Mortgage Trust	1.362% due 08/10/2044	(b)	29,443,310	524,974	(c),(d),(e)
DBUBS Mortgage Trust	1.354% due 11/10/2046	(b)	18,195,024	373,908	(d),(e)
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031	(b)	6,300,000	6,365,898	(g)
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031	(b)	1,733,563	1,761,733
DR Securitized Lease Trust	8.550% due 08/15/2019		421,740	204,707	(c),(g)
DR Structured Finance Corp.	9.350% due 08/15/2019		1,021,507	442,171	(c),(g)
DR Structured Finance Corp.	8.375% due 08/15/2015		41,165	36,359	(c),(g)
FREMF Mortgage Trust	4.005% due 05/25/2045	(b)	6,000,000	6,030,960	(e)
FREMF Mortgage Trust	3.723% due 12/25/2045	(b)	5,852,030	5,850,338	(e)
FREMF Mortgage Trust	4.751% due 11/25/2046	(b)	5,000,000	5,447,600	(e)
FREMF Mortgage Trust	3.960% due 11/25/2047	(b)	4,000,000	3,984,880	(e)
GE Capital Commercial Mortgage Corp.	0.967% due 01/10/2038	(b)	6,422,462	31,085	(c),(d),(e),(f)
GE Capital Commercial Mortgage Corp.	4.569% due 06/10/2048	(b)	1,265,229	12,652	(c),(e),(f)
GMAC Commercial Mortgage Securities, Inc.	7.414% due 07/15/2029		127,944	127,706	(e)
Greenwich Capital Commercial Funding Corp.	0.234% due 03/10/2039	(b)	219,741,492	925,112	(d),(e)
Greenwich Capital Commercial Funding Corp.	0.319% due 12/10/2049	(b)	133,294,608	898,406	(c),(d),(e)
Greenwich Capital Commercial Funding Corp.	0.678% due 08/10/2042	(b)	9,544,114	30,255	(c),(d),(e)
Greenwich Capital Commercial Funding Corp.	2.126% due 07/05/2035	(b)	1,377,285	9,889	(c),(d),(e)
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SEMI-ANNUAL REPORT 2015 I TORCHLIGHT VALUE FUND MASTER, LLC

PORTFOLIO HOLDINGS (unaudited)

TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2015

PORTFOLIO HOLDING			Principal Amount	Value (a)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Greenwich Capital Commercial Funding Corp.	1.628% due 01/11/2035	(b)	971,746	-	(c),(d),(e)
GS Mortgage Securities Corp. II	0.525% due 05/10/2045	(b)	214,501,182	6,681,712	(d),(e)
GS Mortgage Securities Trust	5.308% due 08/10/2044	(b)	3,000,000	3,185,040	(e)
GS Mortgage Securities Trust	0.581% due 07/10/2046	(b)	56,692,540	1,717,784	(c),(d),(e)
GS Mortgage Securities Trust	0.221% due 12/10/2043	(b)	28,744,718	310,156	(d),(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.015% due 01/15/2038	(b)	6,513,000	6,530,715	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.323% due 08/15/2046	(b)	3,194,000	3,446,070	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.955% due 06/12/2041		3,041,824	3,041,154	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.184% due 08/05/2032	(b)	2,500,000	2,932,700	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	4.000% due 08/15/2046	(b)	3,100,000	2,898,004	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	1.171% due 02/15/2046	(b)	32,918,062	1,262,079	(d),(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.262% due 06/12/2047		255,059,939	1,175,826	(c),(d),(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.416% due 05/15/2047		147,373,287	1,040,455	(d),(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.506% due 05/15/2045		134,251,002	784,026	(c),(d),(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.281% due 01/15/2049		42,425,314	327,099	(c),(d),(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.172% due 08/15/2042	(b)	677,766	203	(c),(e),(f)
J.P. Morgan Chase Commercial Mortgage Securities Trust	1.072% due 07/15/2047	(b)	65,850,421	4,475,195	(c),(d),(e)
J.P. Morgan Chase Commercial Mortgage Securities Trust	4.572% due 07/15/2047	(b)	4,000,000	3,775,920	(e)
J.P. Morgan Chase Commercial Mortgage Securities Trust	5.389% due 01/15/2042	(b)	1,840,000	1,859,798	(e)
J.P. Morgan Commercial Mortgage Finance Corp.	8.559% due 08/15/2032		2,045,690	2,241,115	(e)
JPMBB Commercial Mortgage Securities Trust	3.741% due 10/15/2048	(b)	5,000,000	4,256,950	(c),(e)
JPMBB Commercial Mortgage Securities Trust	1.343% due 09/15/2047	(b)	35,010,270	1,915,762	(c),(d),(e)
JPMBB Commercial Mortgage Securities Trust	0.500% due 10/15/2048	(b)	41,788,000	1,479,785	(c),(d),(e)
LB UBS Commercial Mortgage Trust	5.013% due 07/15/2040		5,000,000	4,823,150	(e)
LB UBS Commercial Mortgage Trust	5.375% due 02/15/2040	(b)	4,583,000	4,374,290	(e)
LB UBS Commercial Mortgage Trust	6.625% due 06/15/2036	(b)	4,178,817	4,197,746	(e)
LB UBS Commercial Mortgage Trust	0.542% due 02/15/2040	(b)	87,254,506	899,594	(d),(e)
LB UBS Commercial Mortgage Trust	0.650% due 11/15/2038	(b)	74,540,897	667,141	(c),(d),(e)
LB UBS Commercial Mortgage Trust	0.542% due 02/15/2040		44,190,186	455,601	(d),(e)
LB UBS Commercial Mortgage Trust	0.401% due 02/15/2040		45,980,642	326,463	(d),(e)
LB UBS Commercial Mortgage Trust	0.429% due 02/15/2040	(b)	1,951,650	6,343	(c),(d),(e)
LB UBS Commercial Mortgage Trust	0.195% due 04/15/2040	(b)	2,877,556	2,532	(c),(d),(e)
LB UBS Commercial Mortgage Trust	6.150% due 07/15/2040	(b)	3,129,569	970	(c),(e),(f)
Merrill Lynch Mortgage Investors Inc.	6.250% due 12/10/2029		1,569,521	1,570,698	(e)
Merrill Lynch Mortgage Trust	5.421% due 02/12/2042	(b)	3,675,000	3,743,465	(e)
Merrill Lynch Mortgage Trust	5.782% due 08/12/2043		2,000,000	2,100,900	(e)
Merrill Lynch Mortgage Trust	0.333% due 08/12/2043	(b)	314,666,776	1,387,680	(c),(d),(e)
Merrill Lynch Mortgage Trust	6.046% due 09/12/2042	(b)	3,162,296	949	(c),(e),(f)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.142% due 09/12/2049	(b)	108,551,662	637,198	(c),(d),(e)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.607% due 12/12/2049	(b)	68,570,079	602,045	(d),(e)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.279% due 03/12/2051	(b)	112,349,262	502,201	(c),(d),(e)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.565% due 09/12/2049		67,829,759	154,652	(d),(e)
Morgan Stanley Bank of America Merrill Lynch Trust	4.833% due 02/15/2047	(b)	7,519,237	7,505,101	(e)
Morgan Stanley Bank of America Merrill Lynch Trust	3.250% due 12/15/2047	(b)	6,250,000	5,279,813
Morgan Stanley Bank of America Merrill Lynch Trust	3.787% due 02/15/2047		4,425,000	4,769,221
Morgan Stanley Bank of America Merrill Lynch Trust	0.730% due 08/15/2046	(b)	55,661,746	2,286,028	(c),(d),(e)
Morgan Stanley Capital I	5.306% due 05/24/2043	(b)	4,500,000	4,339,800	(c)
Morgan Stanley Capital I	0.832% due 07/15/2019	(b)	3,400,000	3,328,702	(e)
Morgan Stanley Capital I	4.770% due 07/15/2056		1,750,000	1,750,473
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SEMI-ANNUAL REPORT 2015 I TORCHLIGHT VALUE FUND MASTER, LLC

PORTFOLIO HOLDINGS (unaudited)

TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2015

PORTFOLIO HOLDING			Principal Amount	Value (a)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I	0.301% due 09/15/2047	(b)	69,000,000	1,281,330	(d),(e)
Morgan Stanley Capital I	0.402% due 03/15/2044	(b)	129,160,312	866,666	(c),(d),(e)
Morgan Stanley Capital I	0.891% due 09/15/2047	(b)	52,201,989	693,764	(d),(e)
Morgan Stanley Capital I	0.233% due 11/12/2049	(b)	89,467,841	447,339	(d),(e)
Morgan Stanley Capital I	0.214% due 02/12/2044	(b)	110,831,050	390,125	(c),(d),(e)
Morgan Stanley Capital I	0.072% due 06/13/2041	(b)	16,803,509	39,488	(c),(d),(e)
Morgan Stanley Dean Witter Capital I Trust	6.534% due 09/15/2037	(b)	6,733,000	6,991,615	(e)
Morgan Stanley Re-REMIC Trust	0.000% due 03/23/2051	(b)	4,952,379	4,823,468	(c)
Salomon Brothers Mortgage Securities VII, Inc.	7.000% due 05/18/2032	(b)	139,871	139,875	(e)
UBS-Citigroup Commercial Mortgage Trust	5.000% due 01/10/2045	(b)	6,000,000	5,547,960
Wachovia Bank Commercial Mortgage Trust	5.238% due 11/15/2035	(b)	5,042,557	3,940,254	(e)
Wachovia Bank Commercial Mortgage Trust	0.213% due 04/15/2047	(b)	117,581,868	432,701	(d),(e)
Wachovia Bank Commercial Mortgage Trust	5.867% due 12/15/2043	(b)	12,500,000	3,875	(c),(e),(f)
Wachovia Bank Commercial Mortgage Trust	5.757% due 04/15/2047	(b)	1,000,000	310	(c),(e),(f)
Wells Fargo Commercial Mortgage Trust	4.366% due 04/15/2050	(b)	2,500,000	2,292,600	(e)
Wells Fargo Commercial Mortgage Trust	3.586% due 02/15/2048	(b)	2,228,200	1,917,500
WF-RBS Commercial Mortgage Trust	4.671% due 12/15/2046	(b)	5,000,000	4,942,000	(e)
WF-RBS Commercial Mortgage Trust	4.500% due 06/15/2045	(b)	4,600,000	4,248,376	(e)
WF-RBS Commercial Mortgage Trust	0.216% due 02/15/2044	(b)	222,499,677	3,851,469	(d),(e)
WF-RBS Commercial Mortgage Trust	0.117% due 06/15/2045	(b)	248,386,065	1,621,961	(c),(d),(e)
WF-RBS Commercial Mortgage Trust	4.376% due 10/15/2057		1,000,000	1,081,380	(e)
Total Commercial Mortgage-Backed Securities (Cost $267,174,059)				251,004,632
COLLATERALIZED DEBT OBLIGATIONS (0.92%)
Ansonia CDO Ltd.	5.702% due 07/28/2046	(b)	1,488,487	672,052	(c),(g)
Ansonia CDO Ltd.	7.445% due 07/28/2046	(b)	2,000,001	-	(c),(f),(g)
Ansonia CDO Ltd.	7.149% due 07/28/2046	(b)	2,000,000	-	(c),(f),(g)
Anthracite CDO I Ltd.	6.000% due 05/24/2037	(b)	409,524	407,148	(c),(g)
GS Mortgage Securities Corp. II	5.399% due 12/20/2049	(b)	498,320	305,321	(c),(e),(g)
Multi Security Asset Trust	5.570% due 11/28/2035	(b)	1,000,000	981,750	(g)
Total Collateralized Debt Obligations (Cost $5,701,003)				2,366,271
MONEY MARKET FUND (2.18%)
Dreyfus Treasury Prime Cash Management Money Market Fund, 0.00% (h)			5,588,108	5,588,108
Total Money Market Fund (Cost $5,588,108)				5,588,108
TOTAL SECURITIES (100.86%) (Cost $278,463,170) (i)				258,959,011
LIABILITIES, NET OF OTHER ASSETS (-0.86%)				(2,203,293)
MEMBERS’ CAPITAL (100.00%)				256,755,718

(a)	See Notes to Financial Statements.
(b)	144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at April 30, 2015 was $203,770,081 or 79.36% of the Master Fund’s members’ capital.
(c)	Fair valued security. At April 30, 2015, the fair valued securities represented 19.45% of the Master Fund’s members’ capital. The value of such securities was determined by management primarily using a pricing methodology which incorporates factors such as dealer bids and market transactions in comparable securities, based on credit rating and the vintage year of securities. The extent of the observability of the pricing input(s) served as the basis for designating such securities as Level 2 or Level 3 pricing input(s).
(d)	Interest-only security. At April 30, 2015, interest-only securities in aggregate had a value of $56,755,417 which represented 22.10% of the Master Fund’s members’ capital. Amount shown as principal represents amount of the underlying security.
(e)	Variable rate security.
(f)	Non-interest income generating securities as of April 30, 2015.
(g)	Illiquid security. At April 30, 2015, illiquid securities with aggregate principal of $15,180,744 had a value of $9,415,406 which represented 3.67% of the Master Fund’s members’ capital.
(h)	Rate shown reflects effective yield at April 30, 2015.
(i)	The cost for federal income tax purposes was $278,463,170. At April 30, 2015 net unrealized depreciation for all securities based on tax cost was $19,504,159. This consisted of aggregate gross unrealized appreciation for all securities of $15,733,205 and aggregate gross unrealized depreciation for all securities of $35,237,364.
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SEMI-ANNUAL REPORT 2015 I TORCHLIGHT VALUE FUND MASTER, LLC

SUMMARY OF RATINGS (unaudited)

TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2015

	Portfolio Distribution by Rating (a)
	AAA	AA+	A+	BBB+ to	BB+ to	B+	CCC+	CC	C	D	NR	Total
ISSUER		to AA-	to A-	BBB-	BB-	to B-	to CCC-
COMMERCIAL MORTGAGE-BACKED SECURITIES
Banc of America Commercial Mortgage Trust	-	-	-	-	0.42	0.17	-	-	-	-	0.49	1.08
Banc of America Merrill Lynch Commercial Mortgage, Inc.	-	-	-	-	-	0.01	-	-	-	-	0.50	0.51
Bank of America-First Union National Bank Commercial Mortgage, Inc.	-	-	-	-	-	0.32	-	-	-	-	-	0.32
Bear Stearns Commercial Mortgage Securities Trust	0.54	-	-	-	-	-	-	-	-	-	-	0.54
Capmark Mortgage Securities Inc	-	-	-	0.05	-	-	-	-	-	-	-	0.05
Citigroup/Deutsche Bank Commercial Mortgage Trust	-	-	-	0.17	1.48	0.43	-	-	-	-	-	2.08
CFCRE Commercial Mortgage Trust	-	-	-	1.25	-	-	-	-	-	-	-	1.25
Citigroup Commercial Mortgage Trust	0.60	-	-	-	-	-	-	-	-	-	-	0.60
Commercial Mortgage Asset Trust	7.73	-	-	-	1.17	0.36	0.02	-	-	-	1.76	11.04
Credit Suisse Mortgage Capital Certificates	-	-	-	0.21	-	-	-	-	0.35	-	-	0.56
CS First Boston Mortgage Securities Corp.	-	0.66	-	-	-	0.77	0.01	-	0.12	0.74	-	2.30
DBUBS Mortgage Trust	0.35	-	-	2.56	1.77	-	-	-	-	-	-	4.68
DLJ Commercial Mortgage Corp.	-	-	-	-	-	3.17	-	-	-	-	-	3.17
DR Structured Finance Corp.	-	-	-	-	-	-	-	-	-	-	0.27	0.27
FREMF Mortgage Trust	-	-	2.31	6.00	-	-	-	-	-	-	-	8.31
GE Capital Commercial Mortgage Corp.	-	-	-	-	-	-	-	-	0.01	-	-	0.01
J.P. Morgan Chase Commercial Mortgage Securities Trust	3.42	-	3.42	3.96	2.30	0.13	0.72	-	-	-	-	13.95
JPMBB Commercial Mortgage Securities Trust	0.75	-	-	-	-	-	-	-	-	-	2.23	2.98
LB UBS Commercial Mortgage Trust	0.26	-	-	0.07	-	-	5.15	-	-	-	0.65	6.13
Merrill Lynch Mortgage Investors Inc.	-	-	0.61	-	-	-	-	-	-	-	-	0.61
Merrill Lynch Mortgage Trust	1.46	-	-	0.82	-	0.54	-	-	-	-	-	2.82
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.31	-	-	-	0.43	-	-	-	-	-	-	0.74
Morgan Stanley Bank of America Merrill Lynch Trust	1.86	-	-	4.98	-	-	-	-	-	-	0.89	7.73
Morgan Stanley Capital I	0.61	0.68	-	-	0.33	1.31	1.69	-	-	-	0.50	5.12
Morgan Stanley Dean Witter Capital I Trust	-	-	-	-	2.72	-	-	-	-	-	-	2.72
Morgan Stanley Re-REMIC Trust	-	-	-	1.88	-	-	-	-	-	-	-	1.88
Salomon Brothers Mortgage Securities VII, Inc.	-	-	0.05	-	-	-	-	-	-	-	-	0.05
UBS-Citigroup Commercial Mortgage Trust	-	-	-	-	2.16	-	-	-	-	-	-	2.16
Wachovia Bank Commercial Mortgage Trust	-	-	-	-	0.17	-	-	1.53	-	-	-	1.70
WF-RBS Commercial Mortgage Trust	-	0.42	-	3.56	3.79	-	-	-	-	-	-	7.77
Total Commercial Mortgage-Backed Securities	17.89	1.76	6.39	25.51	16.74	7.21	7.59	1.53	0.48	0.74	7.29	93.13
COLLATERALIZED DEBT OBLIGATIONS
Ansonia CDO Ltd.	-	-	-	-	-	-	-	-	0.26	-	-	0.26
Anthracite CDO I Ltd.	-	-	-	-	-	-	0.16	-	-	-	-	0.16
GS Mortgage Securities Trust	-	-	-	1.24	2.72	-	-	-	0.12	-	0.67	4.75
Multi Security Asset Trust	-	-	-	-	-	-	0.38	-	-	-	-	0.38
Total Collateralized Debt Obligations	-	-	-	1.24	2.72	-	0.54	-	0.38	-	0.67	5.55
Total Money Market Fund	2.18	-	-	-	-	-	-	-	-	-	-	2.18
TOTAL SECURITIES	20.07	1.76	6.39	26.75	19.46	7.21	8.13	1.53	0.86	0.74	7.96	100.86	(a)

(a)	Calculated as a percentage of the Master Fund’s members’ capital. Split rated securities are accounted for at the lowest rating.
8

SEMI-ANNUAL REPORT 2015 I TORCHLIGHT VALUE FUND MASTER, LLC

FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND MASTER, LLC

Statement of Assets, Liabilities, and Members’ Capital (unaudited)

April 30, 2015

Assets
Investments, at Fair Value ($278,463,170)	$258,959,011
Interest Receivable	2,312,739
Other Assets	13,331
Total Assets	261,285,081
Liabilities
Investment Securities Payable	4,313,639
Accrued Audit and Tax Fees	80,637
Redemption Payable	34,932
Cash Distribution Payable	32,891
Accrued Legal Fees	16,763
Accrued Administrative Fees - Note D	12,062
Accrued Custodian Fees - Note D	8,028
Other Accrued Expenses	30,411
Total Liabilities	4,529,363
Members’ Capital	$256,755,718
Members’ Capital
Represented by:
Net Capital	$276,259,877
Accumulated Net Unrealized Depreciation on Investments	(19,504,159)
Total Members’ Capital	$256,755,718

See Notes to Financial Statements.

9

SEMI-ANNUAL REPORT 2015 I TORCHLIGHT VALUE FUND MASTER, LLC

FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND MASTER, LLC

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2015

Investment Income
Interest	$11,331,525
Expenses
Legal Fees	75,914
Audit and Tax Fees	61,987
Administrative Fees – Note D	49,589
Insurance Expense	26,283
Directors’ Fees	11,901
Custodian Fees - Note D	9,917
Other	8,927
Total Expenses	244,518
Net Investment Income/(Loss)	11,087,007
Realized and Unrealized Gain/(Loss) on Investments
Net Realized Gain/(Loss) on Investments	(1,352,481)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	3,356,626
Net Gain/(Loss) on Investments	2,004,145
Net Increase/(Decrease) in Members’ Capital Resulting from Operations	$13,091,152

See Notes to Financial Statements.

10

SEMI-ANNUAL REPORT 2015 I TORCHLIGHT VALUE FUND MASTER, LLC

FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND MASTER, LLC

Statement of Changes in Members’ Capital

	Six Months Ended April 30, 2015 (unaudited)	Year Ended October 31, 2014
Increase in Members’ Capital Resulting from Operations
Net Investment Income	$11,087,007	$19,349,645
Net Realized Gain/(Loss) on Investments	(1,352,481)	(6,946,403)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	3,356,626	13,320,190
Net Increase/(Decrease) in Members’ Capital Resulting from Operations	13,091,152	25,723,432
Contributions/Withdrawals:
Contributions[1]	12,400,930	54,229,506
Withdrawals[1]	(13,539,429)	(191,825,964)
Net Contributions (Withdrawals)	(1,138,499)	(137,596,458)
Total Increase/(Decrease) in Members’ Capital	11,952,653	(111,873,026)
Members’ Capital:
Beginning of Period	244,803,065	356,676,091
End of Period	$256,755,718	$244,803,065

(1) See Note A.

See Notes to Financial Statements.

11

SEMI-ANNUAL REPORT 2015 I TORCHLIGHT VALUE FUND MASTER, LLC

FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND MASTER, LLC

Statement of Cash Flows (unaudited)

For the Six Months Ended April 30, 2015

Cash Flows from Operating Activities
Net Increase/(Decrease) in Members’ Capital Resulting from Operations	$13,091,152
Adjustments to Reconcile Net Increase in Members’ Capital Resulting from Operations To Net Cash Provided by Operating Activities:
Cost of Securities Purchased	(80,660,425)
Proceeds from Securities Sold and Principal Paydowns	60,095,116
Adjustment to Cost of Interest Only Securities	7,177,959
Net Amortization/Accretion and Net Paydown Gains/Losses on Securities	(1,722,927)
Net Change in Unrealized Appreciation/Depreciation on Investments	(3,356,626)
Net Realized Loss on Investments	1,352,481
Net Change in Operating Assets and Liabilities:
Decrease in Interest Receivable	717,941
Decrease in Other Assets	1,085
Increase in Payable for Securities Purchased	4,313,639
Decrease in Accrued Administrative Fees	(8,188)
Increase in Accrued Custodian Fees	2,628
Decrease in Accrued Audit and Tax Fees	(46,513)
Decrease in Accrued Legal Fees	(63,237)
Decrease in Cash Dividend Payable	(3,715)
Increase in Redemption Payable	34,932
Increase in Other Accrued Expenses	7,911
Net Cash Provided by Operating Activities	933,213
Cash Flows from Financing Activities[1]:
Contributions	12,637,378
Withdrawals	(13,570,591)
Net Cash Used in Financing Activities	(933,213)
Net Increase in Cash	-
Cash at Beginning of Period	-
Cash at End of Period	$-

(1) Non-cash financing transactions not included herein consist of reinvestment of distributions of $12,242,175

See Notes to Financial Statements.

12

SEMI-ANNUAL REPORT 2015 I TORCHLIGHT VALUE FUND MASTER, LLC

NOTES TO FINANCIAL STATEMENTS (unaudited)

TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2015

A.	Organization: Torchlight Value Fund Master, LLC (the “Master Fund”) was formed on June 20, 2002 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The primary objective of the Master Fund is to provide high current income by investing primarily in commercial mortgage-backed securities. Torchlight Investors, LLC is the organizational member of the Master Fund.

The Master Fund operates under a “master/feeder fund” structure and, accordingly, one of its investors is an investment fund investing all or a substantial portion of its assets in the Master Fund. At April 30, 2015, Torchlight Value Fund, Inc. (the “Feeder Fund”), and Torchlight Investors, LLC (the “Adviser”) are the only investors invested in the Master Fund, and own 99.9% and 0.1% of the members’ capital of the Master Fund, respectively. For federal income tax purposes, the Master Fund is treated as a partnership, and each investor in the Master Fund is treated as the owner of its proportionate share of the members’ capital, income, expenses, and realized and unrealized gains and losses of the Master Fund. Accordingly, as a “pass-through” entity, the Master Fund pays no income dividends or capital gain distributions.

Investors may make an investment in the Master Fund on any Business Day at the next determined net asset value, subject to the Fund’s ability to reject or limit certain investments. A Business Day is any weekday the U.S. government bond market is open for trading. All investments in the Fund are subject to a minimum initial subscription of $3,000,000. In certain circumstances, the Adviser may reduce such minimum at its discretion. Investors may redeem their investment on any Business Day at the next determined net asset value. Investors hold a Member interest in the Master Fund.

Included in contributions and withdrawals on the Statements of Changes in Members’ Capital are $12,242,175 and $32,783,778 of distributions reinvested into the Master Fund for 2015 and 2014, respectively.

B.	Summary of Significant Accounting Policies: The Fund prepares its financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”).

The following significant accounting policies are in conformity with GAAP. Such policies are followed by the Master Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.	Security Valuation: Fixed income securities’ valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values, credit quality, and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, which approximates fair value.

The fair value of CMBS securities are determined through the use of a pricing methodology that uses, as its basis, observable market data such as dealer bids and market transactions in comparable securities. The pricing methodology incorporates relationships between vintage and rating for generic securities. These relationships are then used to formulate a basis of fair value for other securities with similar characteristics. Factors such as liquidity, credit exposure, and level of credit support are also incorporated as inputs in applying the pricing methodology.
13

SEMI-ANNUAL REPORT 2015 I TORCHLIGHT VALUE FUND MASTER, LLC

NOTES TO FINANCIAL STATEMENTS (unaudited)

TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2015

B.	Summary of Significant Accounting Policies (continued):

GAAP requires disclosure regarding the various inputs that are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical investments
Level 2: other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3: significant unobservable inputs (including Management’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the levels based on inputs used as of April 30, 2015 in valuing the Master Fund’s Investments carried at fair value:

Investments	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$-	$30,615,113	$163,634,102	$194,249,215
Interest-Only Commercial
Mortgage-Backed Securities	-	1,479,785	55,275,632	56,755,417
Collateralized Debt Obligations	-	-	2,366,271	2,366,271
Money Market Fund	5,588,108	-	-	5,588,108
Total	$5,588,108	$32,094,898	$221,276,005	$258,959,011

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments	CMBS	IO CMBS	CDO	Total
Balance as of 10/31/14	$27,450,359	$26,810,547	$7,475,451	$61,736,357
Realized gain/(loss)	(1,495,305)	46,922	681,795	(766,588)
Change in unrealized appreciation/(depreciation)	5,988,994	(831,588)	(466,303)	4,691,103
Net amortization/accretion	(656,941)	(7,177,983)	1,305	(7,833,619)
Purchases	34,067,336	2,587,946	-	36,655,282
Sales and Paydowns	(19,770,379)	(301,465)	(5,325,977)	(25,397,821)
Transfers into Level 3	118,852,582	34,141,253	-	152,993,835
Transfers out of Level 3	(802,544)	-	-	(802,544)
Balance as of 4/30/15	$163,634,102	$55,275,632	$2,366,271	$221,276,005
Net change in unrealized appreciation/(depreciation) from positions still held at 4/30/15				$3,875,209
*Net transfers out of level 3 related primarily to an increase in availability of observable inputs for certain securities.
14

SEMI-ANNUAL REPORT 2015 I TORCHLIGHT VALUE FUND MASTER, LLC

NOTES TO FINANCIAL STATEMENTS (unaudited)

TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2015

B.	Summary of Significant Accounting Policies (continued):

Information about Significant Inputs Used in Fair Value Measurements Categorized within Level 3:

The table below summarizes information about the significant unobservable inputs used in determining the fair value of the Master Fund’s Level 3 assets and liabilities:

Type of	Fair Value at	Valuation Technique	Unobservable Input	Ranges of	Impact to
Investment	April 30, 2015			Unobservable	Valuation from an
				Inputs	Increase in Input
Commercial	$163,634,102	Market transactions in	Comparable Trades (Price)	N/A	Increase
Mortgage-Backed		comparable securities/	Illiquidity Discount	0.0% - 3.4%	Decrease
Securities		Dealer quotes

		Credit Adjustment	Credit Enhancement	0.0% - 96.3%	Increase
			Underlying Collateral	0.0% - 67.5%	Decrease
Delinquencies
Interest Only	$55,275,632	Market transactions in	Comparable Trades (Price)	N/A	Increase
Commercial		comparable securities/	Illiquidity Discount	0.0% - 2.1%	Decrease
Mortgage-Backed		Dealer quotes
Securities

		Credit Adjustment	Underlying Collateral	0.0% - 100.0%	Decrease
Delinquencies
Collateralized	$2,366,271	Market transactions in	Comparable Trades (Price)	N/A	Increase
Debt Obligations		comparable securities/	Illiquidity Discount	1.0% - 9.1%	Decrease
Dealer quotes

		Credit Adjustment	Credit Enhancement	0.0% - 84.3%	Increase

Valuation Process for Fair Value Measurements Categorized within Level 3:

The Master Fund has established an internal control infrastructure over the valuation of financial instruments that requires ongoing independent oversight by its financial control and compliance groups. These management control functions are segregated from the trading and investing functions. The Adviser has also established a Valuation Committee, which includes non-investment professionals with voting powers, that is responsible for overseeing and monitoring the valuation of the Master Fund’s investments. The Valuation Committee may obtain input from investment professionals for consideration in carrying out its responsibilities.

When determining the price for investments, the Valuation Committee, seeks to determine the price that the Master Fund might reasonably expect to receive from the current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or cost approach, as appropriate. A market approach generally consists of using information on comparable market transactions. The income approach is generally used to discount future cash flows to present value and adjusted for liquidity as appropriate. Other factors that have an impact on the fair value of Level 3 investments include, but are not limited to, (i) attributes specific to
15

SEMI-ANNUAL REPORT 2015 I TORCHLIGHT VALUE FUND MASTER, LLC

NOTES TO FINANCIAL STATEMENTS (unaudited)

TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2015

B.	Summary of Significant Accounting Policies (continued):

the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to inherent uncertainty of valuations of such investments, the fair value may differ from the values that would have been used had an active market existed.

The Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including a regular review of key inputs and assumptions, comparisons between independent third party pricing and fair valuations, transactional back-testing and reviews of any market related activity. The valuation procedures and fair valuations are subsequently reported to the Board of Directors on a quarterly basis.

2.	Restricted Securities: The Master Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933. Disposal of these securities may involve time consuming negotiations and expense, and the prompt sale at an acceptable price may be difficult. As of April 30, 2015, the Master Fund held $203,770,081 of restricted securities.

3.	Other: Security transactions are accounted for on the trade date, which is the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis and adjusted for accretion of discount or amortization of premium using the effective yield method over the remaining contractual maturity period. When a scheduled interest payment is not received on a security in the portfolio, the Master Fund will classify the security as non-interest income generating security and will cease recognizing interest income (including amortization/accretion) until interest is current through payment. However, the Master Fund remains contractually entitled to this interest income. Paydown gains/losses received on fixed income securities are recognized in interest income to the extent received in cash.

4.	Federal Income Taxes: The Master Fund is treated as a partnership for federal income tax purposes. As such, each investor in the Master Fund is subject to taxation on its share of the Master Fund’s ordinary income and capital gains. The Master Fund’s assets are managed so that an investor in the Master Fund can satisfy the requirements of Subchapter M of the Internal Revenue Code.

The Master Fund evaluates tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current period. Management has analyzed the Master Fund’s tax positions for all open tax years (the current and the prior three tax years) and has concluded that as of April 30, 2015, no provision for income taxes would be required in the financial statements.

The Master Fund’s U.S. Federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service. The Master Fund does not have any state-sourced income and is not subject to income taxes in any states.

As of and during the period ended April 30, 2015, the Master Fund did not have any liabilities for any unrecognized tax benefits. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Master Fund did not incur any interest or penalties.
16

SEMI-ANNUAL REPORT 2015 I TORCHLIGHT VALUE FUND MASTER, LLC

NOTES TO FINANCIAL STATEMENTS (unaudited)

TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2015

C.	Advisory Services and Directors: Torchlight Investors, LLC is registered with the SEC as an investment adviser and is the investment adviser for the Master Fund. Advisory fees may be charged at both the Master Fund and Onshore Feeder levels, subject, as to each feeder fund, to any overall fee cap (measuring fees on a combined basis at both the Master Fund and feeder fund level) that a particular feeder fund may have in place. The Adviser currently receives no asset-based fees from the Master Fund in connection with its services, as advisory fees are currently only charged at the feeder fund level. For the period ended April 30, 2015, no such fees were paid by the Master Fund.

The Master Fund’s Board of Directors consists of Interested Directors, who are affiliates of the Master Fund and/or the Adviser, and Independent Directors, as defined by the Investment Company Act of 1940. Interested Directors are not paid for services provided to the Master Fund. Independent Directors are compensated through an annual retainer and for their attendance at quarterly and ad-hoc meetings.

D.	Administration and Custodian Services: The Bank of New York Mellon Corporation serves as the Master Fund’s Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E.	Purchases and Sales: For the period ended April 30, 2015, the Master Fund made purchases of $74,726,298 and sales of $32,718,541 of investment securities other than money market funds.

F.	Indemnifications: In the normal course of business, the Master Fund enters into contracts that contain a variety of indemnifications. The Master Fund’s maximum exposure under these arrangements is unknown. The Master Fund does not anticipate recognizing any loss relating to these arrangements.

G.	Related Parties: The Adviser is a related party of the Master Fund. Certain employees of the Adviser also serve as Interested Directors on the Master Fund’s Board of Directors.

Certain trusts that issue the Master Fund’s portfolio securities may retain an affiliate of the Adviser as “special servicer” to resolve delinquent and defaulted underlying loans held by such trusts. When retained as such, the special servicer may or may not service loans affecting securities of the trust in which the Master Fund is invested. The compensation of the special servicer is an expense of the individual security holding such loans, as allocated by the trust, but this arrangement can be viewed as representing additional compensation to the Adviser derived from the Master Fund. The Adviser believes that service and fee levels are within the range of market rates for such services.

An affiliate of the Adviser serves as the collateral manager of a collateralized debt obligation (“CDO”) where certain tranches are owned by the Master Fund. The Adviser receives a fee for its services to the CDO which are contractual in nature. Of the total fees received by the affiliated collateral manager from the CDO, $1,610 was related to the positions owned by the Master Fund, as determined by the Adviser. The Adviser does not provide any fee waivers to the Feeder Fund or Master Fund related to the fees earned for managing the CDO.

H.	Risk Factors: The Master Fund is subject to market and other risk factors, including, but not limited to, the following:

1.	Market Risk: The market price of securities owned by the Master Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to such security, such as real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally.
17

SEMI-ANNUAL REPORT 2015 I TORCHLIGHT VALUE FUND MASTER, LLC

NOTES TO FINANCIAL STATEMENTS (unaudited)

TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2015

H.	Risk Factors (continued):

2.	Market Illiquidity: The Master Fund invests in securities that lack an established secondary trading market or are otherwise considered illiquid. In addition, securities that were liquid when purchased by the Master Fund may become illiquid due to market or other conditions. Liquidity of a security refers to the ability to readily dispose of securities and the price to be obtained, and does not relate to the credit risk or likelihood of receipt of cash at maturity. Illiquid securities may trade at a discount from comparable, more liquid investments and at times there may be no market at all. Mezzanine and subordinate CMBS may be less marketable or in some instances illiquid because of the absence of registration under the U.S. federal securities laws, contractual restrictions on transfer, the small size of the market and the small size of the issue (relative to the issues of comparable interests). Certain securities that the Master Fund will acquire will include interests that have not been registered under the Securities Act of 1933 or other applicable relevant securities laws, resulting in a prohibition against transfer, sale, pledge or other disposition of such securities except in a transaction that is exempt from the registration requirements of, or otherwise in accordance with, those laws. Thus, these restrictions may limit the ability of the Master Fund to transfer, sell, pledge or otherwise dispose of certain investments in response to changes in economic and other conditions.

3.	Credit Risk: Investments may be deemed by nationally recognized rating agencies to have substantial vulnerability to default in payment of interest and/or principal. Some investments may have low quality ratings or be unrated. Lower rated and unrated investments have major risk exposure to adverse conditions and are considered to be predominantly speculative. Generally, such investments offer a higher return potential than higher rated investments, but involve greater volatility of price and greater risk of loss of income and principal.

In general, the ratings of nationally recognized rating organizations represent the opinions of these agencies as to the quality of the securities they rate. Such ratings, however, are relative and subjective; they are not absolute standards of quality and do not evaluate the market value risk of the relevant securities. It is also possible that a rating agency might not change its rating of a particular issue on a timely basis to reflect subsequent events. The Adviser may use these ratings as initial criteria for the selection of portfolio assets for the Master Fund but is not required to utilize them.

4.	Interest Rate and Spread Risk: The market values of the Master Fund’s assets will generally fluctuate inversely with changes in prevailing interest rates and spreads and directly with the perceived credit quality of such assets. Interest rates are highly sensitive to many factors, including governmental, monetary, fiscal and tax policies, domestic and international economic and political considerations, and other factors beyond the control or anticipation of the Master Fund. Interest rate fluctuations can adversely affect the Master Fund’s income in many ways and present a variety of risks, including the risk of increased prepayments. In addition, securities with longer durations, such as subordinate securities, tend to be more sensitive to changes in interest rates and spreads, usually making them more volatile than securities with shorter durations. To the extent the various hedging techniques and active portfolio management employed by the Master Fund do not offset these changes, the members’ capital of the Master Fund will also fluctuate in relation to these changes. The various investment techniques employed by the Master Fund and the different characteristics of particular securities in which the Master Fund may invest make it very difficult to predict precisely the impact of interest rate and credit quality changes on the members’ capital of the Master Fund.

Additional risk factors associated with the Master Fund and its investments can be found in the Master Fund’s registration statement.
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SEMI-ANNUAL REPORT 2015 I TORCHLIGHT VALUE FUND MASTER, LLC

NOTES TO FINANCIAL STATEMENTS (unaudited)

TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2015

I.	Subsequent Events: On May 5, 2015, the Board of Directors of the Fund and the Feeder Fund unanimously approved the de-registration and liquidation of the Feeder Fund and a new investment advisory contract for the Master Fund, subject to shareholder approval (the “Proposals”). Feeder Fund shareholders on May 31, 2015 were sent a proxy to vote on the Proposals at a shareholder meeting scheduled for July 13, 2015.

Apart from the above, Management has evaluated the effect of subsequent events that may require disclosure in the Master Fund’s financial statements and determined that there are no subsequent events that would require disclosure in the Master Fund’s financial statements.
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SEMI-ANNUAL REPORT 2015 I TORCHLIGHT VALUE FUND MASTER, LLC

CONSIDERATION OF INVESTMENT ADVISORY AGREEMENTS (unaudited)

TORCHLIGHT VALUE FUND MASTER, LLC

At the October 23, 2014 meeting of the Boards of Directors (the “Boards” or the “Directors”) of Torchlight Value Fund, Inc. and Torchlight Value Fund Master, LLC (the “Funds”), the Boards considered the annual renewal of the investment advisory arrangements (the “Investment Advisory Agreements”) between Torchlight Investors, LLC (the “Adviser”) and the Funds.

In evaluating the Investment Advisory Agreements, the Directors reviewed materials prepared by the Adviser, including fee comparison tables, performance of a selected peer group of other funds and the Adviser’s Form ADV and financial statements. The Directors also considered a memorandum prepared by legal counsel discussing the legal standards that should be applied in their consideration of the Investment Advisory Agreements.

During the course of their review, the Directors considered the following, among other topics:

•	The Directors reviewed the Funds’ investment performance as well as the performance of a selected peer group of other funds, the performance of certain institutional accounts managed by the Adviser, and the performance of an appropriate market index. The Directors noted that the Funds’ performance has been competitive over an extended time period.

•	Considering the Adviser’s fees, the Directors compared fees charged to the selected peer group of other funds and fees charged to certain institutional accounts managed by the Adviser and noted that the fee comparison was reasonable in that the fee was lower than the fee applicable to the peer fund median. With respect to the fact that the fee for the Funds was generally higher than the fees charged to the institutional accounts of the Adviser, the Boards considered the significant legal and operational differences between a registered investment company product and an institutional account.

•	The Directors reviewed the qualifications, backgrounds and responsibilities of the team members primarily responsible for day-to-day portfolio management services for the Funds.

•	The Directors noted the profitability of the Adviser’s business and its ability to endure recent difficult market conditions as positive factors in evaluating the Adviser.

•	The Directors considered the potential for economies of scale as the Funds grow, but determined that the current sizes of the Funds do not warrant adjustments to the fee or expense arrangement relating to any economies of scale.

At the conclusion of their review, the Boards, including a majority of each Board’s Independent Directors, determined that in light of all the relevant factors, the Investment Advisory Agreements were reasonable, in the best interests of the Funds and their shareholders, and should be continued.

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SEMI-ANNUAL REPORT 2015 I TORCHLIGHT VALUE FUND MASTER, LLC

FUND EXPENSES (unaudited)

TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2015

As a member of the Master Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and contingent deferred sales charges on redemptions and (2) ongoing costs, including advisory fees and other Master Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2014	Ending Account Value 4/30/2015	Annualized Expense Ratio Based on the Six-Month Period	Expense Paid During the Six-Month Period[1]
Torchlight Value Fund Master, LLC
Actual	$1,000.00	$1,053.60	0.20%	$1.02
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	0.20%	$1.00

(1) Expenses are calculated using the annualized expense ratio for the Master Fund, which represents the ongoing expenses as a percentage of members’ capital for the six months ended 4/30/15. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Master Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2692 or on the Securities & Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Master Fund at (212) 883-2692 or by accessing the Master Fund’s Form N-PX on the Commission’s website at http://www.sec.gov.

The Master Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q.    The Master Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov.    The Master Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

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SEMI-ANNUAL REPORT 2015 I TORCHLIGHT VALUE FUND MASTER, LLC

OFFICERS AND DIRECTORS

Unless otherwise noted, the address of all Officers and Directors is c/o Torchlight Value Fund, Inc., 475 Fifth Avenue, New York, NY 10017. Each Director serves until their retirement, resignation, death or removal.

Independent Directors1

Name	Position Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
S. Leland Dill	Director	Director since May 2006 (with prior service as an Advisory Director from November 2005 to May 2006)	Advisory Board Member, Hedgeforum, Citicorp Hedge Fund Portfolios	2	Torchlight Value Fund Master, LLC
James G. Webb	Director	Director since May 2006 (with prior service as an Advisory Director from November 2005 to May 2006)	Independent Director and Hedge Fund Industry Consultant; formerly, Partner, AltB Partners LP and Chief Operating Officer, FrontPoint Partners, L.P.	2	Torchlight Value Fund Master, LLC; Various Rubicon Fund Management, GSA Capital Partners, B1 Capital, and One Wall Advisors fund entities
Mark B. Taylor	Director	Director since June 2008	Formerly, Principal, Renaissance Technologies, LLC	2	Torchlight Value Fund Master, LLC

(1) Not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Interested Directors

Name	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Frank L. Sullivan Jr.	Chairman of the Board	Director since July 1997	Managing Director, Clarion Partners, LLC (Retired May 2014)	2	Torchlight Value Fund Master, LLC
Daniel Heflin	President, CEO, CIO, and Director	Director since July 1997	President, CEO, and CIO, Torchlight Investors, LLC	2	Torchlight Value Fund Master, LLC; Torchlight Investors, LLC

Additional information about the Directors is available in the Fund’s Statement of Additional Information dated February 27, 2015, which is available from the Fund at no charge by calling Robert Kopchains at (212) 883-2692.

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SEMI-ANNUAL REPORT 2015 I TORCHLIGHT VALUE FUND MASTER, LLC

OFFICERS AND DIRECTORS (continued)

Officers

Name	Position Held with Fund	Principal Occupation(s) During Past 5 Years
Daniel Heflin	President, CEO, CIO and Director	President, CEO, and CIO, Torchlight Investors, LLC

Robert Del Monaco	Chief Financial Officer	SVP and CFO of Funds, Torchlight Investors, LLC; formerly, CFO, Czech Asset Management, L.P. and Executive Director/ Controller, FrontPoint Partners, L.P.

Richard Metsch	Chief Compliance Officer	Partner, Metsch & Metsch, LLP; formerly, Counsel, Shearman & Sterling, LLP

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SEMI-ANNUAL REPORT 2015 I TORCHLIGHT VALUE FUND MASTER, LLC

CONTACT INFORMATION

Investment Adviser

Torchlight Investors, LLC
475 Fifth Avenue
New York, NY 10017

Investor Relations

Robert Kopchains
475 Fifth Avenue
New York, NY 10017
Phone: (212) 883-2692

Administrator

The Bank of New York Mellon Corporation
101 Barclay Street
New York, NY 10286

Custodian

The Bank of New York Mellon Corporation
100 Colonial Center Parkway
Lake Mary, FL 32746

24

Item 2. Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6. Schedule of Investments.

(a)	The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant’s most recent disclosure in response to the requirements of Item 7(d)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(d) under the 1940 Act), as of a date within 90 days of the filing date of the report, the President (principal executive officer) and the Chief Financial Officer (principal financial officer) of the registrant, concluded that they were not aware of any material deficiencies in the design or operation of the registrant’s disclosure controls and procedures and that these controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) over the fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certifications of the registrant’s President and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (“SOX”) are attached as Exhibit 99.CERT.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Torchlight Value Fund Master, LLC

By:	/s/ Daniel Heflin

Name: Daniel Heflin

Title: President and Chief Executive Officer

Date: June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel Heflin

Name: Daniel Heflin

Title: President and Chief Executive Officer

Date: June 29, 2015

By:	/s/ Robert Del Monaco

Name: Robert Del Monaco

Title: Chief Financial Officer

Date: June 29, 2015